UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES

                Investment Company Act file number 811-00945
                                                   ---------

                            Phoenix Equity Trust
    ------------------------------------------------------------------
             (Exact name of registrant as specified in charter)


                             101 Munson Street
                         Greenfield, MA 01301-9668
    ------------------------------------------------------------------
            (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,          John H. Beers, Esq.
  Counsel and Secretary for Registrant        Vice President and Counsel
     Phoenix Life Insurance Company        Phoenix Life Insurance Company
            One American Row                      One American Row
           Hartford, CT 06103-2899             Hartford, CT 06103-2899
  -----------------------------------------------------------------------
                  (Name and address of agent for service)


     Registrant's telephone number, including area code: (800) 243-1574
                                                         --------------

                      Date of fiscal year end: June 30
                                               -------

                Date of reporting period: December 31, 2007
                                          -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form
N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.


                                                               [LOGO OMITTED]
                                                                   PHOENIX

--------------------------------------------------------------------------------

                                                             SEMIANNUAL REPORT

Phoenix Mid-Cap Value Fund

Phoenix Value Opportunities Fund











                     |                   | WOULDN'T YOU RATHER HAVE THIS
                     |                   | DOCUMENT E-MAILED TO YOU?
TRUST NAME:          |                   | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX EQUITY TRUST | December 31, 2007 | E-DELIVERY AT PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED     | NO BANK GUARANTEE | MAY LOSE VALUE

TABLE OF CONTENTS


Disclosure of Fund Expenses...............................................     2

Phoenix Mid-Cap Value Fund................................................     4

Phoenix Value Opportunities Fund..........................................     9

Notes to Financial Statements.............................................    15

Consideration of Investment Advisory and Subadvisory Agreements
   by the Board of Trustees...............................................    20




--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)
The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Equity Trust unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

      We are pleased to provide this report for the six months ended December 31, 2007. It includes valuable information about your Phoenix mutual fund(s)-- such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.

      At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

     We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

      Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

JANUARY 2008

PHOENIX EQUITY TRUST


DISCLOSURE OF FUND EXPENSES (UNAUDITED)

(FOR THE SIX MONTH PERIOD OF JULY 1, 2007 TO DECEMBER 31, 2007)

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of an Equity Trust Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in an Equity Trust Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

     This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this Section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information in this section, to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


EXPENSE TABLE
--------------------------------------------------------------------------------
                      Beginning          Ending                     Expenses
                       Account          Account       Annualized      Paid
                        Value            Value          Expense      During
                     July 1, 2007  December 31, 2007     Ratio       Period*
--------------------------------------------------------------------------------
MID-CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............  $1,000.00        $  895.70          1.29%      $ 6.15
Class C ............   1,000.00           892.40          2.04         9.70

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............   1,000.00         1,018.57          1.29         6.57
Class C ............   1,000.00         1,014.75          2.04        10.38

--------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............  $1,000.00        $  938.20          1.57%      $ 7.65++
Class C ............   1,000.00           934.70          2.27        11.04++

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............   1,000.00         1,017.76          1.57         7.99++
Class C ............   1,000.00         1,013.94          2.27        11.56++
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE HALF-YEAR PERIOD.

++ IF EXTRAORDINARY EXPENSES WERE EXCLUDED FROM "EXPENSES PAID DURING PERIOD",
   THE ACTUAL EXPENSES PAID WOULD HAVE BEEN $6.58 AND $10.21 FOR CLASS A AND CLASS C RESPECTIVELY, AND THE EXPENSES PAID FOR THE HYPOTHETICAL EXAMPLE WOULD HAVE BEEN $6.87 AND $10.69 FOR CLASS A AND CLASS C RESPECTIVELY.

   YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

PHOENIX EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
DECEMBER 31, 2007 (UNAUDITED)


     For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.


--------------------------------------------------
            PHOENIX MID-CAP VALUE FUND
            --------------------------

   Consumer Discretionary                   21%
   Industrials                              21
   Materials                                18
   Utilities                                15
   Consumer Staples                         14
   Energy                                    4
   Financials                                2
   Other (includes short-term investments)   5

--------------------------------------------------


--------------------------------------------------
         PHOENIX VALUE OPPORTUNITIES FUND
         --------------------------------

   Financials                               25%
   Energy                                   20
   Consumer Staples                          9
   Materials                                 9
   Consumer Discretionary                    8
   Health Care                               8
   Industrials                               7
   Other (includes short-term investments)  14

--------------------------------------------------

PHOENIX MID-CAP VALUE FUND


                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007
                                  (UNAUDITED)


                                                                      VALUE
                                                       SHARES         (000)
                                                      ---------     --------
DOMESTIC COMMON STOCKS--88.7%

AEROSPACE & DEFENSE--2.8%
Raytheon Co. ..................................         365,100     $ 22,162
                                                                    --------
APPAREL RETAIL--7.2%
Foot Locker, Inc. .............................       1,933,900       26,417
Limited Brands, Inc. ..........................       1,639,400       31,034
                                                                    --------
                                                                      57,451
                                                                    --------
AUTO PARTS & EQUIPMENT--2.0%
Lear Corp.(b) .................................         582,000       16,098
                                                                    --------
BUILDING PRODUCTS--4.7%
Masco Corp. ...................................         499,800       10,801
Owens Corning, Inc. ...........................         791,100       15,996
USG Corp.(b) ..................................         294,800       10,551
                                                                    --------
                                                                      37,348
                                                                    --------
DEPARTMENT STORES--3.8%
Penney (J.C.) Co., Inc. .......................         691,800       30,432
                                                                    --------
DIVERSIFIED CHEMICALS--3.4%
Hercules, Inc. ................................       1,406,300       27,212
                                                                    --------
ELECTRIC UTILITIES--4.1%
Duke Energy Corp. .............................       1,621,984       32,715
                                                                    --------
ELECTRICAL COMPONENTS & EQUIPMENT--2.0%
Thomas & Betts Corp.(b) .......................         325,900       15,982
                                                                    --------
ENVIRONMENTAL & FACILITIES SERVICES--5.9%
Allied Waste Industries, Inc.(b) ..............       2,295,150       25,292
Waste Management, Inc. ........................         647,500       21,154
                                                                    --------
                                                                      46,446
                                                                    --------
FOOD RETAIL--3.5%
Safeway, Inc. .................................         804,500       27,522
                                                                    --------
FOREST PRODUCTS--0.9%
Weyerhaeuser Co. ..............................          91,900        6,777
                                                                    --------
GAS UTILITIES--2.4%
ONEOK, Inc. ...................................         427,100       19,121
                                                                    --------
GENERAL MERCHANDISE STORES--2.0%
Big Lots, Inc.(b) .............................         998,600       15,968
                                                                    --------
HOME IMPROVEMENT RETAIL--2.3%
Home Depot, Inc. (The) ........................         661,100       17,810
                                                                    --------


                                                                      VALUE
                                                       SHARES         (000)
                                                      ---------     --------
HOUSEWARES & SPECIALTIES--4.2%
Fortune Brands, Inc. ..........................         457,900     $ 33,134
                                                                    --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--6.4%
Dynegy, Inc. Class A(b) .......................       3,221,600       23,002
Mirant Corp.(b) ...............................         722,700       28,171
                                                                    --------
                                                                      51,173
                                                                    --------
METAL & GLASS CONTAINERS--8.7%
Ball Corp. ....................................         384,400       17,298
Crown Holdings, Inc.(b) .......................         953,900       24,468
Owens-Illinois, Inc.(b) .......................         555,950       27,519
                                                                    --------
                                                                      69,285
                                                                    --------
MULTI-UTILITIES--2.4%
Dominion Resources, Inc. ......................         407,400       19,331
                                                                    --------
OFFICE SERVICES & SUPPLIES--1.7%
ACCO Brands Corp.(b) ..........................         819,832       13,150
                                                                    --------
OIL & GAS STORAGE & TRANSPORTATION--4.5%
Spectra Energy Corp. ..........................       1,370,042       35,375
                                                                    --------
PACKAGED FOODS & MEATS--5.8%
Del Monte Foods Co. ...........................       1,807,300       17,097
Sara Lee Corp. ................................       1,816,700       29,176
                                                                    --------
                                                                      46,273
                                                                    --------
PAPER PACKAGING--3.7%
Packaging Corporation of America ..............         698,100       19,686
Smurfit-Stone Container Corp.(b) ..............         906,900        9,577
                                                                    --------
                                                                      29,263
                                                                    --------
PROPERTY & CASUALTY INSURANCE--2.1%
Alleghany Corp.(b) ............................          42,167       16,951
                                                                    --------
TRUCKING--2.2%
Con-Way, Inc. .................................         425,500       17,675
                                                                    --------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $727,765)                                           704,654
----------------------------------------------------------------------------


FOREIGN COMMON STOCKS(c)--8.7%

COMMODITY CHEMICALS--1.8%
NOVA Chemicals Corp. (United States) ..........         436,100       14,130
                                                                    --------
FOOD RETAIL--4.7%
Koninklijke Ahold NV Sponsored ADR (Netherlands)      2,739,800       37,809
                                                                    --------



4                      See Notes to Financial Statements

Phoenix Mid-Cap Value Fund




                                                                      VALUE
                                                       SHARES         (000)
                                                      ---------     --------
HEAVY ELECTRICAL EQUIPMENT--2.2%
ABB Ltd. Sponsored ADR (Switzerland) ..........         608,600     $ 17,528
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $48,311)                                             69,467
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $776,076)                                           774,121
----------------------------------------------------------------------------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENTS--3.8%

FEDERAL AGENCY SECURITIES--0.2%
FHLB
  5.305% due 1/18/08 ..........................        $  1,500        1,497
                                                                    --------
COMMERCIAL PAPER(d)--3.6%
Air Products & Chemicals, Inc.
  4.250% due 1/2/08 ...........................           5,705        5,704
AT&T, Inc.
  4.100% due 1/2/08 ...........................          10,430       10,429
Danaher Corp.
  4.300% due 1/3/08 ...........................           5,000        4,999
Paccar Financial Corp.
  4.200% due 1/7/08 ...........................           1,820        1,819
Sysco Corp.
  4.250% due 1/11/08 ..........................           5,500        5,493
                                                                    --------
                                                                      28,444
                                                                    --------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $29,941)                                             29,941
----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.2%
(IDENTIFIED COST $806,017)                                           804,062(a)

Other assets and liabilities, net--(1.2)%                             (9,256)
                                                                    --------
NET ASSETS--100.0%                                                  $794,806
                                                                    ========


ADR -- American Depositary Receipt




(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $90,230 and gross depreciation of $92,286 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $806,118.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.



                       See Notes to Financial Statements                       5

Phoenix Mid-Cap Value Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007
                                  (UNAUDITED)

(reported in thousands except per share amounts)

ASSETS
Investment securities at value
   (Identified cost $806,017)                                         $ 804,062
Cash                                                                          3
Receivables
   Fund shares sold                                                       4,017
   Dividends                                                                619
Prepaid expenses                                                            108
Other assets                                                                 47
                                                                      ---------
     Total assets                                                       808,856
                                                                      ---------
LIABILITIES
Payables
  Fund shares repurchased                                                 6,555
  Investment securities purchased                                         6,111
  Investment advisory fee                                                   519
  Transfer agent fee                                                        345
  Distribution and service fees                                             291
  Administration fee                                                         61
  Trustee deferred compensation plan                                         47
  Professional fee                                                           24
  Trustees' fee                                                               9
  Other accrued expenses                                                     88
                                                                      ---------
     Total liabilities                                                   14,050
                                                                      ---------
NET ASSETS                                                            $ 794,806
                                                                      =========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                      $ 787,512
Undistributed net investment income                                         228
Accumulated net realized gain                                             9,021
Net unrealized depreciation                                              (1,955)
                                                                      ---------
NET ASSETS                                                            $ 794,806
                                                                      =========

CLASS A
Net asset value per share (net assets/shares outstanding)                $23.44
Offering price per share $23.44/(1-5.75%)                                $24.87
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                               26,234
Net Assets                                                            $ 614,896

CLASS C
Net asset value (net assets/shares outstanding) and
   offering price per share                                              $23.06
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                                7,802
Net Assets                                                            $ 179,910


                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2007
                                  (Unaudited)

(reported in thousands)

INVESTMENT INCOME
Dividends                                                             $   6,911
Interest                                                                    553
Foreign taxes withheld                                                      (61)
                                                                      ---------
     Total investment income                                              7,403
                                                                      ---------
EXPENSES
Investment advisory fee                                                   3,550
Service fees, Class A                                                       922
Distribution and service fees, Class C                                    1,045
Administration fee                                                          405
Transfer agent                                                            1,053
Printing                                                                    131
Custodian                                                                    44
Registration                                                                 42
Trustees                                                                     42
Professional                                                                 29
Miscellaneous                                                                52
                                                                      ---------
     Total expenses                                                       7,315
Less expenses reimbursed by investment adviser                             (429)
                                                                      ---------
     Net expenses                                                         6,886
                                                                      ---------
NET INVESTMENT INCOME (LOSS)                                                517
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                                  32,875
Net change in unrealized appreciation (depreciation)
   on investments                                                      (137,939)
                                                                      ---------
NET GAIN (LOSS) ON INVESTMENTS                                         (105,064)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $(104,547)
                                                                      =========



6                      See Notes to Financial Statements

Phoenix Mid-Cap Value Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             Six Months
                                                                                               Ended
                                                                                         December 31, 2007           Year Ended
                                                                                             (Unaudited)           June 30, 2007
                                                                                         -----------------       -----------------
(reported in thousands)

FROM OPERATIONS
     Net investment income (loss)                                                            $     517               $    2,949
     Net realized gain (loss)                                                                   32,875                   11,418
     Net change in unrealized appreciation (depreciation)                                     (137,939)                 109,004
                                                                                             ---------               ----------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              (104,547)                 123,371
                                                                                             ---------               ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, Class A                                                               (760)                  (2,716)
     Net investment income, Class C                                                                 --                       --
     Net realized short-term gains, Class A                                                    (12,682)                      --
     Net realized short-term gains, Class C                                                     (3,802)                      --
     Net realized long-term gains, Class A                                                     (14,354)                    (898)
     Net realized long-term gains, Class C                                                      (4,304)                    (345)
                                                                                             ---------               ----------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                 (35,902)                  (3,959)
                                                                                             ---------               ----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
     Change in net assets from share transactions, Class A                                    (118,829)                 567,398
     Change in net assets from share transactions, Class C                                     (17,733)                  97,319
                                                                                             ---------               ----------
     INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                (136,562)                 664,717
                                                                                             ---------               ----------
     NET INCREASE (DECREASE) IN NET ASSETS                                                    (277,011)                 784,129
NET ASSETS
     Beginning of period                                                                     1,071,817                  287,688
                                                                                             ---------               ----------
     END OF PERIOD                                                                           $ 794,806               $1,071,817
                                                                                             =========               ==========
     Undistributed net investment income                                                     $     228               $      471




                        See Notes to Financial Statements                      7

Phoenix Mid-Cap Value Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A(1)
                                      ------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                      YEAR ENDED JUNE 30,
                                       DECEMBER 31, 2007  ----------------------------------------------------
                                          (UNAUDITED)      2007         2006       2005       2004       2003
                                       -----------------  ------       ------     ------     ------     ------

Net asset value, beginning of period        $27.40        $21.72       $19.63     $17.04     $12.18     $13.21
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)             0.04          0.18         0.10       0.08      (0.01)      0.01
  Net realized and unrealized gain (loss)    (2.90)         5.66         2.05       2.55       4.88      (1.04)
                                            ------        ------       ------     ------     ------     ------
    TOTAL FROM INVESTMENT OPERATIONS         (2.86)         5.84         2.15       2.63       4.87      (1.03)
                                            ------        ------       ------     ------     ------     ------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.03)        (0.10)       (0.05)     (0.04)     (0.01)        --
  Distributions from net realized gains      (1.07)        (0.06)       (0.01)        --         --         --
                                            ------        ------       ------     ------     ------     ------
    TOTAL DISTRIBUTIONS                      (1.10)        (0.16)       (0.06)     (0.04)     (0.01)        --
                                            ------        ------       ------     ------     ------     ------
Change in net asset value                    (3.96)         5.68         2.09       2.59       4.86      (1.03)
                                            ------        ------       ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD              $23.44        $27.40       $21.72     $19.63     $17.04     $12.18
                                            ======        ======       ======     ======     ======     ======
Total return(3)                             (10.43)%(5)    26.91%       11.07%     15.39%     40.03 %    (7.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $614,896      $842,524     $187,701    $97,771     $6,404     $3,800
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      1.29 %(4)     1.27%        1.25%      1.25%      1.30 %     1.30 %
  Gross operating expenses                    1.38 %(4)     1.31%        1.42%      1.65%      2.76 %     3.05 %
  Net investment income (loss)                0.27 %(4)     0.68%        0.50%      0.49%     (0.06)%     0.09 %
Portfolio turnover                              10 %(5)        7%          16%         9%        53 %       23 %

                                                                            CLASS C
                                       --------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                                   FROM INCEPTION
                                       DECEMBER 31, 2007     YEAR ENDED         YEAR ENDED        OCTOBER 22, 2004 TO
                                          (UNAUDITED)       JUNE 30, 2007      JUNE 30, 2006         JUNE 30, 2005
                                       -----------------  -----------------  -----------------  -----------------------
Net asset value, beginning of period        $27.04              $21.53            $19.54                $17.77
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)            (0.06)              (0.03)            (0.05)                (0.04)
  Net realized and unrealized gain (loss)    (2.85)               5.60              2.05                  1.84
                                            ------              ------            ------                ------
    TOTAL FROM INVESTMENT OPERATIONS         (2.91)               5.57              2.00                  1.80
                                            ------              ------            ------                ------
LESS DISTRIBUTIONS
  Dividends from net investment income          --                  --                --                 (0.03)
  Distributions from net realized gains      (1.07)              (0.06)            (0.01)                   --
                                            ------              ------            ------                ------
    TOTAL DISTRIBUTIONS                      (1.07)              (0.06)            (0.01)                (0.03)
                                            ------              ------            ------                ------
Change in net asset value                    (3.98)               5.51              1.99                  1.77
                                            ------              ------            ------                ------
NET ASSET VALUE, END OF PERIOD              $23.06              $27.04            $21.53                $19.54
                                            ======              ======            ======                ======
Total return(3)                             (10.76)%(5)          25.89 %           10.26 %               10.13 %(5)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)   $179,910            $229,293           $99,987               $37,934
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      2.04 %(4)           2.01 %            2.00 %                2.00 %(4)
  Gross operating expenses                    2.13 %(4)           2.06 %            2.17 %                2.29 %(4)
  Net investment income (loss)               (0.47)%(4)          (0.11)%           (0.25)%               (0.28)%(4)
  Portfolio turnover                            10 %(5)              7 %              16 %                   9 %(5)


(1) Due to a reorganization on October 22, 2004, the Mid-Cap Value Fund is the successor of the FMI Sasco Contrarian Value Fund. The Mid-Cap Value Fund Class A treats the past performance of the FMI Sasco Contrarian Value Fund as its own.
(2)  Computed using average shares outstanding.
(3)  Sales charges are not reflected in the total return calculation.
(4)  Annualized.
(5)  Not annualized.

8                      See Notes to Financial Statements

PHOENIX VALUE OPPORTUNITIES FUND


                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007
                                  (UNAUDITED)

                                                                      VALUE
                                                         SHARES       (000)
                                                        -------      -------
DOMESTIC COMMON STOCKS--95.8%
AEROSPACE & DEFENSE--3.5%
Boeing Co. (The) ..............................           2,700      $   236
L-3 Communications Holdings, Inc. .............          15,800        1,674
Northrop Grumman Corp. ........................          16,900        1,329
                                                                     -------
                                                                       3,239
                                                                     -------
AGRICULTURAL PRODUCTS--0.1%
Fresh Del Monte Produce, Inc.(b) ..............           3,523          118
                                                                     -------
AIRLINES--0.2%
SkyWest, Inc. .................................           7,000          188
                                                                     -------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Ameriprise Financial, Inc. ....................           5,800          320
                                                                     -------
BREWERS--1.0%
Molson Coors Brewing Co. Class B ..............          17,200          888
                                                                     -------
BROADCASTING & CABLE TV--1.3%
CBS Corp. Class B .............................           5,000          136
DIRECTV Group, Inc. (The)(b) ..................          25,300          585
Liberty Global, Inc. Class A(b) ...............          12,700          498
                                                                     -------
                                                                       1,219
                                                                     -------
COMPUTER HARDWARE--3.9%
Apple, Inc.(b) ................................             181           36
International Business Machines Corp. .........          32,800        3,546
                                                                     -------
                                                                       3,582
                                                                     -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.3%
Cummins, Inc. .................................           9,400        1,197
                                                                     -------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Computer Sciences Corp.(b) ....................           4,600          228
                                                                     -------
DEPARTMENT STORES--1.0%
Dillard's, Inc. Class A .......................          50,700          952
                                                                     -------
DIVERSIFIED BANKS--0.1%
Wells Fargo & Co. .............................           1,600           48
                                                                     -------
DIVERSIFIED CHEMICALS--0.7%
Eastman Chemical Co. ..........................          10,900          666
                                                                     -------


                                                                      VALUE
                                                         SHARES       (000)
                                                        -------      -------
DIVERSIFIED METALS & MINING--3.4%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia)(c) ................................          30,100      $ 3,083
                                                                     -------
ELECTRIC UTILITIES--3.5%
FirstEnergy Corp. .............................          44,381        3,210
                                                                     -------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Vishay Intertechnology, Inc.(b) ...............          11,100          127
                                                                     -------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Metalico, Inc.(b) .............................           7,664           83
                                                                     -------
FOOD RETAIL--3.3%
Kroger Co. (The) ..............................         110,200        2,943
Safeway, Inc. .................................           3,200          110
                                                                     -------
                                                                       3,053
                                                                     -------
GAS UTILITIES--0.0%
Star Gas Partners, L.P.(b) ....................           8,000           32
                                                                     -------
GENERAL MERCHANDISE STORES--0.5%
Big Lots, Inc.(b) .............................          30,400          486
                                                                     -------
HOME FURNISHINGS--0.0%
Tempur-Pedic International, Inc. ..............           1,733           45
                                                                     -------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.0%
Spherion Corp.(b) .............................           6,000           44
                                                                     -------
HYPERMARKETS & SUPER CENTERS--0.8%
Wal-Mart Stores, Inc. .........................          15,800          751
                                                                     -------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.2%
Mirant Corp.(b) ...............................          27,238        1,062
                                                                     -------
INDUSTRIAL MACHINERY--1.2%
Eaton Corp. ...................................          10,600        1,028
Parker Hannifin Corp. .........................           1,350          101
                                                                     -------
                                                                       1,129
                                                                     -------
INTEGRATED OIL & GAS--15.7%
Chevron Corp. .................................          50,900        4,750
Exxon Mobil Corp. .............................          65,260        6,114
Marathon Oil Corp. ............................          58,800        3,579
                                                                     -------
                                                                      14,443
                                                                     -------



                       See Notes to Financial Statements                       9

Phoenix Value Opportunities Fund


                                                                      VALUE
                                                         SHARES       (000)
                                                        -------      -------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
AT&T, Inc. ....................................           1,300      $    54
CenturyTel, Inc. ..............................           6,700          278
Verizon Communications, Inc. ..................          15,000          655
                                                                     -------
                                                                         987
                                                                     -------
INTERNET RETAIL--1.8%
Expedia, Inc.(b) ..............................          20,300          642
IAC/InterActiveCorp.(b) .......................          30,600          824
Orbitz Worldwide, Inc.(b) .....................          19,000          161
                                                                     -------
                                                                       1,627
                                                                     -------
INVESTMENT BANKING & BROKERAGE--3.8%
Goldman Sachs Group, Inc. (The) ...............          16,100        3,462
                                                                     -------
LEISURE PRODUCTS--0.2%
Hasbro, Inc. ..................................           5,600          143
                                                                     -------

LIFE & HEALTH INSURANCE--1.8%
MetLife, Inc. .................................          26,772        1,650
                                                                     -------
MANAGED HEALTH CARE--5.9%
CIGNA Corp. ...................................          12,700          682
Coventry Health Care, Inc.(b) .................           4,900          290
UnitedHealth Group, Inc. ......................          61,000        3,550
WellPoint, Inc.(b) ............................          10,400          913
                                                                     -------
                                                                       5,435
                                                                     -------
MARINE--0.3%
Genco Shipping & Trading Ltd. .................           2,751          151
Navios Maritime Holdings, Inc. ................           8,179          100
                                                                     -------
                                                                         251
                                                                     -------
MULTI-LINE INSURANCE--2.7%
Assurant, Inc. ................................           5,300          355
Genworth Financial, Inc. Class A ..............          33,100          842
Hartford Financial Services Group, Inc. (The) .          14,854        1,295
                                                                     -------
                                                                       2,492
                                                                     -------
OIL & GAS REFINING & MARKETING--4.5%
Tesoro Corp. ..................................          14,900          711
Valero Energy Corp. ...........................          49,200        3,445
                                                                     -------
                                                                       4,156
                                                                     -------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.6%
JPMorgan Chase & Co. ..........................          96,100        4,195
                                                                     -------
PACKAGED FOODS & MEATS--0.1%
Chiquita Brands International, Inc.(b) ........           4,300           79
                                                                     -------
PAPER PRODUCTS--1.8%
International Paper Co. .......................          50,500        1,635
                                                                     -------


                                                                      VALUE
                                                         SHARES       (000)
                                                        -------      -------
PERSONAL PRODUCTS--2.3%
Alberto-Culver Co. ............................          71,100      $ 1,745
NBTY, Inc.(b) .................................          12,000          329
                                                                     -------
                                                                       2,074
                                                                     -------
PHARMACEUTICALS--1.8%
King Pharmaceuticals, Inc.(b) .................          74,828          766
Pfizer, Inc. ..................................          32,100          730
Schering-Plough Corp. .........................           5,400          144
                                                                     -------
                                                                       1,640
                                                                     -------
PROPERTY & CASUALTY INSURANCE--4.7%
Axis Capital Holdings Ltd. ....................          12,030          469
Chubb Corp. (The) .............................          29,000        1,583
CNA Financial Corp. ...........................           1,000           33
Travelers Cos., Inc. (The) ....................          41,392        2,227
                                                                     -------
                                                                       4,312
                                                                     -------
PUBLISHING--0.1%
Idearc, Inc. ..................................           7,400          130
                                                                     -------
REGIONAL BANKS--2.8%
Colonial BancGroup, Inc. (The) ................           7,000           95
KeyCorp .......................................           5,500          129
Oriental Financial Group, Inc. ................          30,900          414
SunTrust Banks, Inc. ..........................          30,400        1,900
                                                                     -------
                                                                       2,538
                                                                     -------
RESTAURANTS--2.7%
Darden Restaurants, Inc. ......................          31,800          881
McDonald's Corp. ..............................          27,300        1,608
                                                                     -------
                                                                       2,489
                                                                     -------
SPECIALIZED CONSUMER SERVICES--0.0%
Jackson Hewitt Tax Service, Inc. ..............             200            6
                                                                     -------
SPECIALIZED FINANCE--0.2%
Interactive Brokers Group, Inc.(b) ............           6,400          207
                                                                     -------
STEEL--2.9%
Cleveland-Cliffs, Inc. ........................           1,982          200
Nucor Corp. ...................................          20,800        1,232
United States Steel Corp. .....................          10,200        1,233
                                                                     -------
                                                                       2,665
                                                                     -------
SYSTEMS SOFTWARE--2.1%
Oracle Corp.(b) ...............................          84,700        1,913
                                                                     -------
THRIFTS & MORTGAGE FINANCE--0.9%
FirstFed Financial Corp.(b) ...................          13,352          478
Franklin Bank Corp.(b) ........................          40,700          175
PFF Bancorp, Inc. .............................           3,900           47
PMI Group, Inc. (The) .........................          11,500          153
                                                                     -------
                                                                         853
                                                                     -------



10                     See Notes to Financial Statements

Phoenix Value Opportunities Fund


                                                                      VALUE
                                                         SHARES       (000)
                                                        -------      -------
TOBACCO--1.7%
Altria Group, Inc. ............................           8,900      $   673
Loews Corp. - Carolina Group ..................          10,600          904
                                                                     -------
                                                                       1,577
                                                                     -------
WIRELESS TELECOMMUNICATION SERVICES--1.6%
Sprint Nextel Corp. ...........................         102,800        1,350
Syniverse Holdings, Inc.(b) ...................           5,400           84
USA Mobility, Inc.(b) .........................           3,800           54
                                                                     -------
                                                                       1,488
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $82,117)                                             88,197
----------------------------------------------------------------------------


FOREIGN COMMON STOCKS(c)--3.4%

MARINE--0.3%
TBS International Ltd. (Bermuda)(b) ...........           8,154          270
                                                                     -------
PROPERTY & CASUALTY INSURANCE--2.7%
ACE Ltd. (United States) ......................          25,407        1,570
XL Capital Ltd. Class A (United States) .......          17,840          897
                                                                     -------
                                                                       2,467
                                                                     -------
REINSURANCE--0.4%
Arch Capital Group Ltd. (United States)(b) ....           4,664          328
PartnerRe Ltd. (United States) ................             363           30
                                                                     -------
                                                                         358
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,450)                                               3,095
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $85,567)                                             91,292
----------------------------------------------------------------------------


                                                          PAR         VALUE
                                                         VALUE        (000)
                                                        -------      -------
SHORT-TERM INVESTMENTS--0.5%

COMMERCIAL PAPER(d)--0.5%
Eaton Corp.
   4.250% due 1/2/08 ..........................            $425      $   425
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $425)                                                   425
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $85,992)                                             91,717(a)

Other assets and liabilities, net--0.3%                                  245
                                                                     -------
NET ASSETS--100.0%                                                   $91,962
                                                                     =======



(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,571 and gross depreciation of $5,855 for federal income tax purposes. At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $86,001.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.



                       See Notes to Financial Statements                      11

Phoenix Value Opportunities Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007
                                  (UNAUDITED)

(reported in thousands except per share amounts)

ASSETS
Investment securities at value
   (Identified cost $85,992)                                         $91,717
Cash                                                                       1
Receivables
   Fund shares sold                                                      680
   Dividends                                                              62
Prepaid expenses                                                          22
Other assets                                                               8
                                                                     -------
      Total assets                                                    92,490
                                                                     -------
LIABILITIES
Payables
   Fund shares repurchased                                               360
   Investment advisory fee                                                57
   Professional fee                                                       36
   Distribution and service fees                                          25
   Transfer agent fee                                                     22
   Trustee deferred compensation plan                                      8
   Administration fee                                                      7
   Trustees' fee                                                           1
   Other accrued expenses                                                 12
                                                                     -------
      Total liabilities                                                  528
                                                                     -------
NET ASSETS                                                           $91,962
                                                                     =======
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $87,525
Undistributed net investment income                                       43
Accumulated net realized loss                                         (1,331)
Net unrealized appreciation                                            5,725
                                                                     -------
NET ASSETS                                                           $91,962
                                                                     =======

CLASS A
Net asset value per share (net assets/shares outstanding)             $12.49
Offering price per share $12.49/(1-5.75%)                             $13.25
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                             6,604
Net Assets                                                           $82,453

CLASS C
Net asset value (net assets/shares outstanding) and
   offering price per share                                           $12.38
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                               768
Net Assets                                                           $ 9,509



                          STATEMENT OF OPERATIONS
                    SIX MONTHS ENDED DECEMBER 31, 2007
                                (UNAUDITED)

(reported in thousands)

INVESTMENT INCOME
Dividends                                                            $   782
Interest                                                                  27
                                                                     -------
      Total investment income                                            809
                                                                     -------
EXPENSES
Investment advisory fee                                                  352
Service fees, Class A                                                    105
Distribution and service fees, Class C                                    47
Administration fee                                                        40
Transfer agent                                                            56
Professional                                                              97
Printing                                                                  37
Custodian                                                                 12
Registration                                                              12
Trustees                                                                   4
Miscellaneous                                                              5
                                                                     -------
      Total expenses                                                     767
Less expenses reimbursed by investment adviser                            (2)
                                                                     -------
      Net expenses                                                       765
                                                                     -------
NET INVESTMENT INCOME (LOSS)                                              44
                                                                     -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                                 (296)
Net change in unrealized appreciation (depreciation)
   on investments                                                     (7,901)
                                                                     -------
NET GAIN (LOSS) ON INVESTMENTS                                        (8,197)
                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                   $(8,153)
                                                                     =======



12                     See Notes to Financial Statements

Phoenix Value Opportunities Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             Six Months
                                                                                               Ended
                                                                                         December 31, 2007            Year Ended
                                                                                            (Unaudited)             June 30, 2007
                                                                                         -----------------        -----------------
(reported in thousands)

FROM OPERATIONS
   Net investment income (loss)                                                               $    44                  $   101
   Net realized gain (loss)                                                                      (296)                   1,405
   Net change in unrealized appreciation (depreciation)                                        (7,901)                   4,306
                                                                                              -------                  -------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 (8,153)                   5,812
                                                                                              -------                  -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                 (82)                     (28)
   Net investment income, Class C                                                                  --                       --
   Net realized short-term gains, Class A                                                      (1,977)                    (177)
   Net realized short-term gains, Class C                                                        (223)                     (10)
   Net realized long-term gains, Class A                                                          (78)                     (34)
   Net realized long-term gains, Class C                                                           (9)                      (2)
                                                                                              -------                  -------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (2,369)                    (251)
                                                                                              -------                  -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions, Class A                                       40,920                   42,024
   Change in net assets from share transactions, Class C                                        9,649                      855
                                                                                              -------                  -------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                      50,569                   42,879
                                                                                              -------                  -------
NET INCREASE (DECREASE) IN NET ASSETS                                                          40,047                   48,440

NET ASSETS
   Beginning of period                                                                         51,915                    3,475
                                                                                              -------                  -------
   END OF PERIOD                                                                              $91,962                  $51,915
                                                                                              =======                  =======
   Undistributed net investment income                                                        $    43                  $    81




                       See Notes to Financial Statements                      13

Phoenix Value Opportunities Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS A
                                           ----------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                    FROM INCEPTION
                                           DECEMBER 31, 2007        YEAR ENDED           JULY 29, 2005 TO
                                              (UNAUDITED)          JUNE 30, 2007           JUNE 30, 2006
                                           -----------------     ------------------    --------------------
Net asset value, beginning of period             $13.67                $11.20                 $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                 0.01                  0.06                   0.07
   Net realized and unrealized gain (loss)        (0.86)                 2.86                   1.17
                                                 ------                ------                 ------
      TOTAL FROM INVESTMENT OPERATIONS            (0.85)                 2.92                   1.24
                                                 ------                ------                 ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.01)                (0.05)                 (0.04)
   Distributions from net realized gains          (0.32)                (0.40)                    --
                                                 ------                ------                 ------
      TOTAL DISTRIBUTIONS                         (0.33)                (0.45)                 (0.04)
                                                 ------                ------                 ------
Change in net asset value                         (1.18)                 2.47                   1.20
                                                 ------                ------                 ------
NET ASSET VALUE, END OF PERIOD                   $12.49                $13.67                 $11.20
                                                 ======                ======                 ======
Total return(1)                                   (6.18)%(4)            26.71%                 12.41%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $82,453               $50,788                 $3,292
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.57 %(3)(7)          1.41%                  1.40%(3)(6)
   Gross operating expenses                        1.57 %(3)             1.60%                  7.45%(3)
   Net investment income (loss)                    0.17 %(3)             0.46%                  0.72%(3)
Portfolio turnover                                   32 %(4)              101%                   136%(4)

                                                                      CLASS C
                                           ----------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                    FROM INCEPTION
                                           DECEMBER 31, 2007        YEAR ENDED           JULY 29, 2005 TO
                                              (UNAUDITED)          JUNE 30, 2007           JUNE 30, 2006
                                           -----------------     ------------------    --------------------
Net asset value, beginning of period             $13.60                 $11.18                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                (0.04)                 (0.03)                   --(5)
   Net realized and unrealized gain (loss)        (0.86)                  2.85                  1.19
                                                 ------                 ------                ------
      TOTAL FROM INVESTMENT OPERATIONS            (0.90)                  2.82                  1.19
                                                 ------                 ------                ------
LESS DISTRIBUTIONS
   Dividends from net investment income              --                     --(5)              (0.01)
   Distributions from net realized gains          (0.32)                 (0.40)                   --
                                                 ------                 ------                ------
      TOTAL DISTRIBUTIONS                         (0.32)                 (0.40)                (0.01)
                                                 ------                 ------                ------
Change in net asset value                         (1.22)                  2.42                  1.18
                                                 ------                 ------                ------
NET ASSET VALUE, END OF PERIOD                   $12.38                 $13.60                $11.18
                                                 ======                 ======                ======
Total return(1)                                   (6.53)%(4)             25.77 %               11.85 %(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $9,509                 $1,128                  $183
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.27 %(3)(7)           2.16 %                2.15 %(3)(6)
   Gross operating expenses                        2.27 %(3)              2.58 %                8.19 %(3)
   Net investment income (loss)                   (0.60)%(3)             (0.22)%               (0.05)%(3)
Portfolio turnover                                   32 %(4)               101 %                 136 %(4)


(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.
(5)  Amount is less than $0.01.
(6) The ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.05% lower than the ratio shown in the table.
(7) The ratio of net operating expenses includes extraordinary expenses, if these expenses were excluded the ratio would have been 1.35% for Class A and 2.10% for Class C.


14                     See Notes to Financial Statements

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED)


1. ORGANIZATION
  Phoenix Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

  Currently two funds are offered for sale (each a "Fund"). The Phoenix Mid-Cap Value Fund ("Mid-Cap Value Fund") is diversified and has an investment objective of long-term growth of capital. The Phoenix Value Opportunities Fund ("Value Opportunities Fund") is diversified and has an investment objective of long-term capital appreciation.

  The Funds offer the following classes of shares for sale:

                                                 Class A             Class C
                                             ---------------     ---------------
Mid-Cap Value Fund(1) ...................           X                   X
Value Opportunities Fund ................           X                   X

(1) EFFECTIVE NOVEMBER 9, 2007, THE MID-CAP VALUE FUND IS AVAILABLE FOR PURCHASE BY CURRENT SHAREHOLDERS AND NEW SHAREHOLDERS ON A LIMITED BASIS. THE FUND RESERVES THE RIGHT TO REFUSE ANY ORDER THAT MAY DISRUPT THE EFFICIENT MANAGEMENT OF THE FUND. PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS FOR THE LIMITATIONS.

  Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

  Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
  Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

  As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

  Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

  Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

  In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures. The Funds will be adopting SFAS 157 effective with the 3/31/08 reporting on the financial statements.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)


to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

  In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2004-2007 and the six months ended December 31, 2007) for the purpose of implementing FIN 48 and has concluded that no provision for income tax is required in the Funds' financial statements. Management is not aware of any events that are reasonably likely to occur in the next six months that would result in the amount of any unrecognized tax benefits significantly increasing or decreasing for the Funds.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period.
Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

  A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. REIT INVESTMENTS:

  Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the the following annual rates as a percentage of the average daily net assets of each
Fund:
                                                  Fee
                                                  Rate
                                              ------------
Mid-Cap Value Fund .......................        0.75%
Value Opportunities Fund .................        0.75%*

  The Adviser has contractually agreed to limit the operating expenses (excluding interest, taxes and extraordinary expenses) of the Mid-Cap Value Fund through October 31, 2007 and the Value Opportunities Fund through June 30, 2008, so that such expenses do not exceed the following percentages of average annual net assets.

                                               Class A           Class C
                                            -------------     -------------
Mid-Cap Value Fund .......................      1.25%             2.00%
Value Opportunities Fund* ................      1.35%             2.10%

* PRIOR TO JULY 13, 2007, THE VALUE OPPORTUNITIES FUND'S INVESTMENT ADVISORY FEE WAS 0.80%. THE ADVISER HAD CONTRACTUALLY AGREED TO LIMIT OPERATING EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) THROUGH JUNE 30, 2008, SO THAT SUCH EXPENSES DID NOT EXCEED 1.40% FOR CLASS A SHARES AND 2.15% FOR CLASS C SHARES.

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)


  Sasco Capital, Inc. ("Sasco") is the subadviser to the Mid-Cap Value Fund.

  Acadian Asset Management LLC ("Acadian") is the subadviser to the Value Opportunities Fund.

  As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six months (the "period") ended December 31, 2007, as follows (reported in 000s):

                                  Class A         Class A          Class C
                                Net Selling      Deferred         Deferred
                                Commissions    Sales Charges    Sales Charges
                                -----------    -------------    -------------
Mid-Cap Value Fund ...........      $11            $ 7              $  54
Value Opportunities Fund .....       12             --                 --*

* Amount less than $1,000

  In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

  Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

  PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended December 31, 2007, the Trust incurred administration fees totaling $445 (reported in 000s).

  PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as subtransfer agent. For the period ended December 31, 2007, transfer agent fees were $1,109 (reported in 000s) as reported in the Statements of Operations.

  At December 31, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following (reported in 000s):

                                                            Aggregate Net
                                           Shares            Asset Value
                                         ----------       -----------------
Mid-Cap Value Fund, Class A ...........      300               $ 7,022
Value Opportunities Fund, Class A .....    1,889                23,590
Value Opportunities Fund, Class C .....       11                   131

  Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, could have been invested in the shares of those Phoenix Funds selected by the trustees. Investments in such Phoenix Funds are included in "Other Assets" on the Statement of Assets and Liabilities at December 31, 2007.

4. PURCHASES AND SALES OF SECURITIES

  Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended December 31, 2007, were as follows (reported in 000s):

                                          Purchases               Sales
                                       ---------------        -------------
Mid-Cap Value Fund ....................    $90,400               $206,135
Value Opportunities Fund ..............     28,268                 31,612

  There were no purchases or sales of long-term U.S. Government and agency securities for the period ended December 31, 2007.

5. CAPITAL SHARE TRANSACTIONS
  Transactions (reported in 000s) in shares of capital stock, during periods ended as noted below:

                             ----------------------------------------------
                              SHARES      AMOUNT       SHARES      AMOUNT
                             --------   ----------    --------   ----------
----------------------       ---------------------    ---------------------
MID-CAP VALUE                  7/1/07 - 12/31/07            7/1/06 -
  FUND                            (Unaudited)                6/30/07
----------------------       ---------------------    ---------------------

CLASS A
Proceeds from sales
  of shares                    3,848    $ 100,120      27,157    $ 699,277
Net asset value of shares
  issued from reinvestment
  of distributions               969       22,608         111        2,967
Cost of shares repurchased    (9,337)    (241,557)     (5,153)    (134,846)
                             --------   ----------    --------   ----------
Total                         (4,520)   $(118,829)     22,115    $ 567,398
                             --------   ----------    --------   ----------
CLASS C
Proceeds from sales
  of shares                      274    $   6,814       4,567    $ 115,476
Net asset value of shares
  issued from reinvestment
   of distributions              249        5,730           9          223
Cost of shares repurchased    (1,201)     (30,277)       (740)     (18,380)
                             --------   ----------    --------   ----------
Total                           (678)   $ (17,733)      3,836    $  97,319
                             --------   ----------    --------   ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM SHARE
  TRANSACTIONS                (5,198)   $(136,562)     25,951    $ 664,717
                             ========   ==========    ========   ==========

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)


                             ----------------------------------------------
                              SHARES      AMOUNT       SHARES      AMOUNT
                             --------   ----------    --------   ----------
----------------------       ---------------------    ---------------------
VALUE OPPORTUNITIES            7/1/07 - 12/31/07            7/1/06 -
  FUND                           (Unaudited)                 6/30/07
----------------------       ---------------------    ---------------------
CLASS A
Proceeds from sales
  of shares                    1,116     $ 14,822       4,021     $50,013
Net asset value of shares
  issued from reinvestment
  of distributions               151        1,867          19         225
Proceeds from shares issued
  in conjunction with Plan
  of Reorganization
  (See Note 11)                2,769       39,206          --          --
Cost of shares repurchased    (1,147)     (14,975)       (619)     (8,214)
                             --------    --------     --------    -------
Total                          2,889     $ 40,920       3,421     $42,024
                             --------    --------     --------    -------

CLASS C
Proceeds from sales
  of shares                       77     $  1,003          71     $   906
Net asset value of shares
  issued from reinvestment
  of distributions                15          190           1          12
Proceeds from shares issued
  in conjunction with Plan
  of Reorganization
  (See Note 11)                  693        9,749          --          --
Cost of shares repurchased      (100)      (1,293)         (5)        (63)
                             --------    --------     --------    -------
Total                            685     $  9,649          67     $   855
                             --------    --------     --------    -------
INCREASE (DECREASE) IN
  NET ASSETS FROM SHARE
  TRANSACTIONS                 3,574     $ 50,569       3,488     $42,879
                             ========    ========     ========    =======

6. 10% SHAREHOLDERS

  At December 31, 2007, the Value Opportunities Fund had an individual shareholder account and/or omnibus shareholder account (which is comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the Fund as detailed below. The shareholder is affiliated with PNX.

                                                % of Shares       Number of
                                                Outstanding       Accounts
                                              ---------------    -----------
Value Opportunities Fund ...................      14.9%               1

7. ASSET CONCENTRATIONS

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

  Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

  At December 31, 2007, the Value Opportunities Fund held securities issued by various companies in the financial sector comprising 25% of the total net assets of the Fund.

8. INDEMNIFICATIONS

  Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

9. REGULATORY EXAMS

  Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

  In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

  The Company does not believe that the outcome of these matters will be material to these financial statements.

10. FEDERAL INCOMETAXINFORMATION

  The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)


11. PLANS OF REORGANIZATION

  On July 13, 2007, the Phoenix Value Opportunities Fund ("Value Opportunities") acquired all of the net assets of Phoenix Value Equity Fund ("Value Equity") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on June 1, 2007. The acquisition was accomplished by a tax-free exchange of 2,769 (reported in 000s) Class A shares of Value Opportunities and 693 (reported in 000s) Class C shares of Value Opportunities (valued at $39,206, and $9,749 (each reported in 000s), respectively) for 2,130 (reported in 000s) Class A shares of Value Equity and 553 (reported in 000s) Class C shares of Value Equity outstanding on July 13, 2007. Value Equity had net assets on that date of $48,955 (reported in 000s) including $9,066, (reported in 000s) of net unrealized depreciation which were combined with those of Value Opportunities. The aggregate net assets of Value Opportunities immediately after the merger were $104,542 (reported in 000s). The shareholders of each class of Value Equity received for each share owned approximately 1.30 and 1.25 shares, respectively, for each Class A and Class C shares of Value Opportunities.

  Effective March 10, 2008, each of the Funds listed below are being added to the Phoenix Equity Trust each as a new series which are exact clones of an existing Phoenix Fund by the same name, but located in a different registrant. Simultaneous to the reorganization, the original funds will cease to exist in their current respective trusts and will each be registered series only of the Phoenix Equity Trust.

Fund Name                            Current Trust
---------                            -------------
Phoenix All-Cap Growth Fund          Phoenix Investment Trust 06
Phoenix Small-Cap Growth Fund        Phoenix Investment Trust 06
Phoenix Balanced Fund                Phoenix Series Fund
Phoenix Capital Growth Fund          Phoenix Series Fund
Phoenix Mid-Cap Growth Fund          Phoenix Series Fund
Phoenix Growth & Income Fund         Phoenix Equity Series Fund
Phoenix Growth Opportunities Fund    Phoenix Opportunities Trust
Phoenix Income & Growth Fund         Phoenix Investment Series Fund
Phoenix Quality Small-Cap Fund       Phoenix Investment Trust 97
Phoenix Small-Cap
  Sustainable Growth Fund            Phoenix Investment Trust 97
Phoenix Small-Cap Value Fund         Phoenix Investment Trust 97
Phoenix Small-Mid Cap Fund           Phoenix Asset Trust
Phoenix Strategic Growth Fund        Phoenix Strategic Equity
                                       Series Fund

12. SUBSEQUENT EVENTS

  The Board of Trustees of the Phoenix Adviser Trust (the "Board"), on behalf of the Phoenix Focused Value Fund, has unanimously approved the merger of the Phoenix Focused Value Fund with and into the Phoenix Value Opportunities Fund, a series of the Phoenix Equity Trust. The merger will be effective on or about February 22, 2008.

  On February 7, 2008, Phoenix Companies, Inc. ("PNX") announced that it intends to spin off its asset management subsidiary, Phoenix Investment Partners, Ltd., to PNX's shareholders. Phoenix Investment Counsel, Inc., the adviser to the Phoenix Funds and Phoenix Equity Planning Corporation, the Phoenix Funds' administrator, distributor and transfer agent are also intended to be a part of the spin-off.

  Effective March 11, 2008, the Mid-Cap Value Fund will begin offering Class I shares. Class I Shares will be offered primarily to institutional investors. For more information please refer to the Fund's prospectus effective March 10, 2008.

CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES
DECEMBER 31, 2007 (UNAUDITED)


  The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix Family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or sub-adviser was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

  In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

  NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds1 are managed using a "manager of managers" structure that generally involves the use of one or more sub-advisers to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting sub-advisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing sub-advisers. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' sub-advisers, including (a) PIC's ability to select and monitor the sub-advisers; (b) PIC's ability to provide the services necessary to monitor the sub-advisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a sub-adviser should be replaced and to carry out the required changes. The Trustees also considered:
(d) the experience, capability and integrity of PIC's management and other personnel; (e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and (h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix Family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

  With respect to the sub-advisory Agreements, the Board noted that each sub-adviser provided information with respect to portfolio management, compliance with the respective Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, the Board considered each sub-adviser's investment management process, including (a) the experience, capability and integrity of the sub-adviser's management and other personnel committed by the sub-adviser to manage its respective Fund(s); (b) the financial position of the sub-adviser; (c) the quality and commitment of the sub-adviser's regulatory and legal compliance policies, procedures and systems; and (d) the sub-adviser's brokerage and trading practices.

  After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each sub-adviser were reasonable and beneficial to the Funds and their shareholders.

  INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add sub-advisers as necessary, with a view toward improving Fund performance over the long term. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented



------------------------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISER FOR THAT FUND WITHOUT EMPLOYING A SUB-ADVISER, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUB-ADVISERS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES
DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)


each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

  The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

  After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the sub-adviser would be replaced in a timely manner.

  PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

  The Board did not separately review profitability information for each sub-adviser, noting that the sub-advisory fees are paid by PIC rather than the Funds.

  MANAGEMENT FEE AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

  The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by PIC and not by the Funds.

  ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

  In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the sub-adviser level.

PHOENIX EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and Chief
  Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
  Counsel and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services         1-800-243-1574
Advisor Consulting Group     1-800-243-4361
Telephone Orders             1-800-367-5877
Text Telephone               1-800-243-1926
Web site                     PHOENIXFUNDS.COM


--------------------------------------------------------------------------------

     IMPORTANT NOTICE TO SHAREHOLDERS
     The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

                                                             -----------------
[LOGO OMITTED]                                                   PRSRT STD
   PHOENIX                                                     U.S. POSTAGE
                                                                   PAID
                                                               LANCASTER, PA
Phoenix Equity Planning Corporation                             PERMIT 1793
P.O. Box 150480                                              -----------------
Hartford, CT 06115-0480




For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.







PXP682                                                                      2-08
BPD33931





ITEM 2.  CODE OF ETHICS.


Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


  (a)(1)  Not applicable.

  (a)(2)  Certifications  pursuant to  Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant to Rule 30a-2(b)  under the 1940 Act  and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Phoenix Equity Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              March 7, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              March 7, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial
                           Officer and Treasurer
                           (principal financial officer)

Date              March 7, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.